Recapitalization (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Recapitalization [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Roth Ch Acquisition Co [Member]
Recapitalization [Line Items]
Shares redemption	11,162,973	11,162,973
Roth Ch Acquisition Co [Member] (in Dollars)	$ 117,044,333	$ 117,044,333
Public Warrants [Member]
Recapitalization [Line Items]
Warrants outstanding	5,750,000	5,750,000
Private Warrants [Member]
Recapitalization [Line Items]
Warrants outstanding	230,750	230,750
Roth CH Acquisition V Co [Member]
Recapitalization [Line Items]
Consideration paid	8,916,625
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Shares issued on conversion, per share	1	1
Previously Reported [Member] | Roth CH Acquisition V Co [Member]
Recapitalization [Line Items]
Consideration paid		8,916,625
Shares redemption		11,162,973